Summary of significant accounting policies - Foreign currency translation (Details)	12 Months Ended
	Dec. 31, 2019 ₽ / $	Dec. 31, 2019 ₽ / $ ₽ /	Dec. 31, 2019 ₽ / $ ₽ / MDL	Dec. 31, 2019 ₽ / $ ₽ / ₸	Dec. 31, 2019 ₽ / $ ₽ / €	Dec. 31, 2019 ₽ / $ ₽ / Br	Dec. 31, 2018 ₽ / $	Dec. 31, 2018 ₽ / $ ₽ /	Dec. 31, 2018 ₽ / $ ₽ / MDL	Dec. 31, 2018 ₽ / $ ₽ / ₸	Dec. 31, 2018 ₽ / $ ₽ / €	Dec. 31, 2018 ₽ / $ ₽ / Br	Dec. 31, 2019 ₽ /	Dec. 31, 2019 ₽ / MDL	Dec. 31, 2019 ₽ / ₸	Dec. 31, 2019 ₽ / €	Dec. 31, 2019 ₽ / Br	Dec. 31, 2018 ₽ /	Dec. 31, 2018 ₽ / MDL	Dec. 31, 2018 ₽ / ₸	Dec. 31, 2018 ₽ / €	Dec. 31, 2018 ₽ / Br
Summary of significant accounting policies
Average exchange rate	64.7362	15.2820	3.68844	0.168972	72.5021	30.9653	62.7078	15.8887	3.73239	0.181717	73.9384	30.7630
Exchange rates	61.9057	61.9057	61.9057	61.9057	61.9057	61.9057	69.4706	69.4706	69.4706	69.4706	69.4706	69.4706	14.4948	3.59917	0.162174	69.3406	29.4257	17.0501	4.09084	0.180570	79.4605	32.0732